Stock-Based Compensation (Summary Of Changes Of Stock Options) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding Shares, Beginning of Period	16.3	16.3	16.4
Granted, Shares	1.0	1.5	3.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(0.1)
Forfeited / expired, Shares	(1.9)	(1.4)	(3.3)
Outstanding Shares, End of Period	15.4	16.3	16.3
Weighted Average Exercise Price, Outstanding, Beginning of Period	$ 22	$ 22	$ 26
Granted, Weighted Average Exercise Price	$ 19	$ 14	$ 8
Forfeited / expired, Weighted Average Exercise Price	$ 23	$ 23	$ 26
Weighted Average Exercise Price, Outstanding, End of Period	$ 21	$ 22	$ 22
Outstanding at period end, Aggregate Intrinsic Value Exercisable	$ 25.3	$ 35.4	$ 21.1	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	15.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	5.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 24	$ 26	$ 26	$ 27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7	$ 5	$ 2
Share Based Compensation Arrangement By Share Based Payment Award, Options Exercises In Period, Weighted Average Ex Price		$ 9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 0.5
Outstanding, Exercisable, Beginning	8.9	7.6	6.6
Outstanding, Exercisable, Ending	9.8	8.9	7.6